Financial Risk (Details 17) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Liquidity risk
Demands liabilities and overnight	$ 171	$ 86
% Demands liabilities and overnight of total deposits	5.44%	2.97%
Total liquid assets	$ 1,048	$ 1,160
% Total assets of total liabilities	33.40%	40.15%
% Total liquid assets in the U.S. Federal Reserve	65.68%	97.37%
United State of America
Liquidity risk
Total liquid assets	$ 740	$ 1,132